Fees Summary	12 Months Ended
Feb. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 268,236,207,754
Previously Paid Amount	15.31
Total Fee Amount	23,271,215.31
Total Offset Amount	0
Net Fee	$ 23,271,200